Reinsurance	9 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Reinsurance	Reinsurance
The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its LTC line of business and also as a provider of reinsurance for the LTC and MYGA lines of business. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.
Under the terms of the reinsurance agreements, the reinsurer agrees to reimburse the Company for the ceded amount in the event a claim is paid. Cessions under reinsurance agreements do not discharge the Company’s obligation as the primary insurer. In the event that reinsurers do not meet their obligations under the terms of the reinsurance agreements, Reinsurance recoverable balances could become uncollectible.
Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks.
Reinsurance recoverable
The Company reinsures its business through two reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company uses collateral for its reinsurance recoverable with funds withheld accounts. These reinsurance recoverable balances are stated net of allowance for expected credit loss of $0.8 million and $1.2 million at December 31, 2024, and December 31, 2023, respectively. The Company had $450.2 million and $467.9 million of net ceded Reinsurance recoverable at December 31, 2024, and December 31, 2023, respectively. The Company had $31.1 million and $37.9 million of unsecured Reinsurance recoverable balances at December 31, 2024 and December 31, 2023, respectively.
The amounts in the Consolidated Statements of Financial Position include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

Long-term care	December 31, 2024	December 31, 2023
Reinsurance recoverable
Reinsurance ceded, net of allowance on for credit losses	$259,454	$276,119
Total reinsurance recoverable	$259,454	$276,119

Future policy benefits
Direct	$666,617	$702,096
Reinsurance assumed	102,916	109,743
Total future policy benefits	$769,533	$811,839
The amounts in the Consolidated Statements of Comprehensive Income (Loss) include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

Long-term care
For the years ended	December 31, 2024	December 31, 2023
Net premiums
Direct premiums	$43,801	$46,881
Reinsurance assumed	4,179	4,463
Reinsurance ceded	(63,459)	(68,632)
Total net premiums	$(15,479)	$(17,288)

Net policy benefit and claims (remeasurement gain on policy liabilities of $16,237 and $11,757, respectively)
Direct	$76,994	$61,567
Reinsurance assumed	6,277	8,615
Reinsurance ceded, net of provision for credit losses(1)	(93,362)	(75,673)
Total net policyholder benefits and claims	$(10,091)	$(5,491)
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(1)The provision for credit losses for reinsurance recoverables for the years ended December 31, 2024, and December 31, 2023 is $(0.4) million and $0.1 million, respectively.
Note 16. Reinsurance
The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its LTC line of business and also as a provider of reinsurance for the LTC and MYGA lines of business. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.
Under the terms of the reinsurance agreements, the reinsurer agrees to reimburse the Company for the ceded amount in the event a claim is paid. Cessions under reinsurance agreements do not discharge the Company’s obligation as the primary insurer. In the event that reinsurers do not meet their obligations under the terms of the reinsurance agreements, Reinsurance recoverable balances could become uncollectible.
Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks.
Reinsurance recoverable
The Company reinsures its business through two reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company uses collateral for its reinsurance recoverable with funds withheld accounts. These reinsurance recoverable balances are stated net of allowance for expected credit loss of $0.9 million and $0.8 million at September 30, 2025 and December 31, 2024, respectively. The Company had $459.1 million and $450.2 million of net ceded reinsurance recoverable at September 30, 2025 and December 31, 2024, respectively. The Company had $34.9 million and $31.1 million of unsecured Reinsurance recoverable balances at September 30, 2025 and December 31, 2024, respectively.
The amounts in the Condensed Consolidated Statements of Financial Position include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

Long-term care	September 30, 2025	December 31, 2024
Reinsurance recoverable
Medico Insurance Company	$4,392	$4,376
Front Street Re	274,076	266,629
Vista Life and Casualty Reinsurance Co	180,656	179,220
Vista Modco Funds Withheld	(186,943)	(190,771)
Total reinsurance recoverable	$272,181	$259,454

Future policy benefits
Direct	$678,697	$666,617
Reinsurance assumed	108,142	102,916
Total future policy benefits	$786,839	$769,533
The amounts in the Condensed Consolidated Statements of Comprehensive Income (Loss) include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

Long-term care
For the three months ended September 30,	2025	2024
Net premiums
Direct premiums	$10,427	$10,989
Reinsurance assumed	908	1,170
Reinsurance ceded	(15,827)	(16,243)
Total net premiums	$(4,492)	$(4,084)

Net policy benefit and claims (remeasurement gain on policy liabilities of 3,846 and 3,751, respectively)
Direct	$14,557	$15,238
Reinsurance assumed	1,979	2,377
Reinsurance ceded, net of provision for credit losses ¹	(18,654)	(19,007)
Total net policyholder benefits and claims	$(2,118)	$(1,392)

Long-term care
For the Nine months ended September 30,	2025	2024
Net premiums
Direct premiums	$31,536	$33,352
Reinsurance assumed	2,986	3,150
Reinsurance ceded	(47,265)	(47,916)
Total net premiums	$(12,743)	$(11,414)

Net policy benefit and claims (remeasurement gain on policy liabilities of 6,871 and 11,057, respectively)
Direct	$50,202	$51,458
Reinsurance assumed	9,656	4,287
Reinsurance ceded, net of provision for credit losses ¹	(61,247)	(62,285)
Total net policyholder benefits and claims	$(1,389)	$(6,540)
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(1)The provision for credit losses for reinsurance recoverables for the three and nine months ended September 30, 2025 and September 30, 2024 is $(0.1) million and $0.1 million, and $0.3 million and $(0.3) million , respectively.